Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Cash and cash equivalents [abstract]
Cash at banks and in hand	₨ 34,696	$ 533	₨ 85,631
Short-term deposits	7,496	115	11,571
Cash and cash equivalents	₨ 42,192	$ 648	₨ 97,202